SCHEDULE OF RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2023
Beijing Jingu Shitong Technology Co Ltd [Member]
Ownership percentage after reduction	55.38%
Shanghai Keshen Information Technology Co Ltd [Member]
Ownership percentage after reduction	20.00%
Beijing Lianxinzhihui Technology Co Ltd [Member]
Ownership percentage after reduction	15.93%
Shenzhen City Yunjitong Technology Co Ltd [Member]
Ownership percentage after reduction	18.52%
Shenyang Yunrongxin Technology Co Ltd [Member]
Ownership percentage after reduction	20.00%